UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

ClearShares OCIO ETF

Schedule of Investments
February 28, 2018 (Unaudited)
Shares	Security Description		Value
	EXCHANGE-TRADED FUNDS - 97.5%
77,058	iShares Core MSCI EAFE ETF (a)		$5,096,616
75,933	iShares Core MSCI Total International Stock ETF		4,802,762
17,849	iShares Core S&P 500 ETF		4,878,846
48,500	iShares Core Total USD Bond Market ETF (a)		2,409,480
39,367	iShares Core U.S. Aggregate Bond ETF		4,203,215
52,163	iShares Edge MSCI Multifactor Emerging Markets ETF		2,662,045
169,210	iShares Edge MSCI Multifactor International ETF (a)		4,952,777
18,300	iShares Edge MSCI USA Momentum Factor ETF (a)		2,012,634
46,811	iShares Edge MSCI USA Value Factor ETF		3,950,380
130,720	iShares iBonds Dec 2018 Term Corporate ETF (a)		3,283,686
86,638	iShares MSCI Europe Financials ETF		2,073,247
19,298	iShares MSCI Japan ETF		1,178,529
13,966	iShares S&P 500 Growth ETF		2,238,750
17,267	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		1,755,018
47,908	PowerShares KBW Bank Portfolio		2,788,725
5,627	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		514,927
10,980	SPDR Doubleline Total Return Tactical ETF		524,734
72,715	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		1,415,034
88,195	Vanguard FTSE All-World ex-US ETF		4,830,440
107,289	Vanguard FTSE Developed Markets ETF		4,784,016
104,753	Vanguard FTSE Emerging Markets ETF		4,941,199
35,604	Vanguard Growth ETF		5,193,199
41,573	Vanguard Intermediate-Term Bond ETF (a)		3,388,615
37,812	Vanguard Long-Term Corporate Bond ETF		3,433,330
21,950	Vanguard Mid-Cap ETF (a)		3,399,835
18,188	Vanguard Russell 1000 Growth ETF (a)		2,614,889
19,533	Vanguard S&P 500 ETF		4,870,358
50,949	Vanguard Short-Term Bond ETF		3,992,873
44,038	Vanguard Short-Term Corporate Bond ETF		3,455,221
26,653	Vanguard Short-Term Government Bond ETF (a)		1,599,447
49,354	Vanguard Total Bond Market ETF		3,926,111
31,966	Vanguard Total Stock Market ETF		4,443,274
47,098	Vanguard Value ETF (a)		5,010,756
	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,447,326)		110,624,968

	SHORT-TERM INVESTMENTS - 2.6%
	Money Market Funds - 2.6%
2,853,694	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 1.29% (b)		2,853,694
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,853,694)		2,853,694

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.1%
13,769,732	First American Government Obligations Fund, Class Z, 1.24% (b)		13,769,732
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,769,732)		13,769,732
	TOTAL INVESTMENTS - 112.2% (Cost $122,070,752)		127,248,394
	Liabilities in Excess of Other Assets - (12.2)%		(13,792,453)
			$113,455,941
Percentages are stated as a percentage of net assets.
(a)	All or portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $13,401,885 or 11.8% of net assets
(b)	Annualized seven-day yield as of February 28, 2018.

	The cost basis of investments for federal income tax purposes at February 28, 2018 is as follows*:
	Cost of investments	$122,070,752
	Gross unrealized appreciation	5,932,160
	Gross unrealized depreciation	(754,518)
	Net unrealized appreciation	$5,177,642

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The accompanying notes are an integral part of these financial statements.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

ClearShares OCIO ETF
Description^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$110,624,968	$ -	$ -	$110,624,968
Short-Term Investments	2,853,694	-	-	2,853,694
Investments Purchased with Securities Lending Collateral	13,769,732	-	-	13,769,732
Total Investments in Securities	$127,248,394	$ -	$ -	$127,248,394
^ See Schedule of Investments for further information regarding security characteristics.

For the period ended February 28, 2018, there were no transfers into or out of Level 1, 2, or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)      /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date         4/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         4/25/2018

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         4/25/2018

* Print the name and title of each signing officer under his or her signature.